Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted net income (loss) per share	$ (0.77)	$ (0.03)	$ (1.29)	$ (0.09)
Weighted average common shares outstanding diluted (in Shares)	13,822,990	13,145,834	13,410,287	13,127,825
Rosecliff Acquisition Corp I | Class A Common Stock
Diluted net income (loss) per share					$ 0.35	$ (0.08)
Weighted average common shares outstanding diluted (in Shares)					25,095,264	21,972,877
Rosecliff Acquisition Corp I | Class B Common Stock
Diluted net income (loss) per share					$ 0.35	$ (0.08)
Weighted average common shares outstanding diluted (in Shares)					6,325,000	6,216,507